Earnings (Loss) Per Share (Details) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net income (loss) available to ordinary shareholders	$ 82	499	$ (3,792)	(23,203)	$ (2,964)	(18,190)	$ (2,909)	(18,076)	$ (9,741)	(58,971)	(54,427)	21,081
Weighted average number of ordinary shares outstanding									13,062,500	13,062,500	13,062,500	13,062,500
Dilutive effect of share options									$ 0	0	0	0
Diluted weighted average number of ordinary shares outstanding									13,062,500	13,062,500	13,062,500	13,062,500
Basic and diluted earnings (loss) per share	$ 0.01	0.04	$ (0.29)	(1.78)	$ (0.23)	(1.39)	$ (0.22)	(1.38)	$ (0.74)	(4.51)	(4.17)	1.61